United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/05
                                                 --------


                 Date of Reporting Period: Quarter ended 1/31/05
                                           ---------------------



Item 1.     Schedule of Investments


Federated Muni And Stock Advantage Fund
Portfolio of Investments
January 31, 2005 (unaudited)


   Shares or
   Principal                                                       Credit
   Amount                                                          Rating            Value


                         Common Stocks--36.3%
                         Consumer Discretionary--5.5%
$  27,100                Delphi Auto Systems Corp.                               $   205,689
   5,500                 Dow Jones & Co.                                             209,660
   5,700                 Electrolux AB, ADR, Class B                                 241,965
   29,800                General Motors Corp.                                        1,096,938
   3,500                 Knight-Ridder, Inc.                                         227,885
   15,800                La-Z Boy Chair Co.                                          220,252
   84,500                Limited, Inc.                                               2,002,650
   37,500                Mattel, Inc.                                                729,375
   50,200                May Department Stores Co.                                   1,701,780
   59,800                McDonald's Corp.                                            1,936,922
   99,300                Newell Rubbermaid, Inc.                                     2,136,936
   22,300                Nissan Motor Co. Ltd., ADR                                  472,314
   119,100               Pearson PLC, ADR                                            1,398,234
   11,500                Regal Entertainment Group                                   228,850
   8,200                 Superior Industries International, Inc.                     206,394
   25,700                Tupperware Corp.                                            516,827
   11,800                Valeo SA, ADR                                               240,418
   30,200                Visteon Corp.                                               224,084
   3,600                 Whirlpool Corp.                                             245,736
                         Total                                                       14,242,909
                         Consumer Staples--4.0%
   40,800                Albertsons, Inc.                                            933,504
   62,700                Altria Group, Inc.                                          4,002,141
   17,300                Coca-Cola Co.                                               717,777
   9,700                 Colgate-Palmolive Co.                                       509,638
   11,100                Kimberly-Clark Corp.                                        727,161
   82,800                Loews Corp. - Carolina Group                                2,599,092
   25,500                Unilever PLC, ADR                                           976,650
                         Total                                                       10,465,963
                         Energy--1.0%
   4,000                 BP PLC, ADR                                                 238,480
   27,400                ChevronTexaco Corp.                                         1,490,560
   10,300                Kinder Morgan, Inc.                                         772,912
                         Total                                                       2,501,952
                         Financials--12.2%
   11,700                Ace, Ltd.                                                   507,780
   22,700                BB&T Corp.                                                  895,969
   30,900                Bank of America Corp.                                       1,432,833
   114,800               Bank of New York Co., Inc.                                  3,410,708
   6,200                 Capital Federal Financial                                   223,138
   80,100                Citigroup, Inc.                                             3,928,905
   13,300                Federal Home Loan Mortgage Corp.                            868,357
   13,700                Federal National Mortgage Association                       884,746
   42,900                J.P. Morgan Chase & Co.                                     1,601,457
   28,000                Jefferson-Pilot Corp.                                       1,397,200
   53,900                Lloyds TSB Group PLC, ADR                                   2,035,803
   34,500                MBNA Corp.                                                  917,010
   5,000                 Marsh & McLennan Cos., Inc.                                 162,500
   23,300                Mellon Financial Corp.                                      683,855
   43,800                Morgan Stanley                                              2,451,048
   24,800                Nationwide Financial Services, Inc.,
                         Class A                                                     916,360
   48,100                New York Community Bancorp, Inc.                            857,623
   18,600                Regions Financial Corp.                                     595,200
   66,400                Sun Life Financial Services of Canada                       2,143,392
   45,900                U.S. Bancorp                                                1,379,295
   15,000                UBS AG                                                      1,220,700
   7,950                 Washington Mutual, Inc.                                     320,782
   27,000                Wells Fargo & Co.                                           1,655,100
   12,400                XL Capital Ltd.                                             927,272
                         Total                                                       31,417,033
                         Healthcare--1.6%
   7,000                 Baxter International, Inc.                                  236,320
   37,600                Bristol-Myers Squibb Co.                                    881,344
   30,700                GlaxoSmithKline PLC, ADR                                    1,368,299
   35,100                Pfizer, Inc.                                                848,016
   22,600                Wyeth                                                       895,638
                         Total                                                       4,229,617
                         Industrials--3.0%
   75,500                BAE Systems PLC, ADR                                        1,398,388
   105,300               General Electric Co.                                        3,804,489
   12,800                Lockheed Martin Corp.                                       739,968
   23,000                Quebecor World, Inc.                                        492,200
   18,100                TPG NV - ADR                                                495,578
   3,600                 Union Pacific Corp.                                         214,560
   7,990                 Waste Management, Inc.                                      231,710
   7,000                 York International Corp.                                    254,240
                         Total                                                       7,631,133
                         Information Technology--0.2%
   11,100                Hewlett-Packard Co.                                         217,449
   15,000                Nokia Oyj, ADR, Class A                                     229,200
                         Total                                                       446,649
                         Materials--2.2%
   8,100                 Air Products & Chemicals, Inc.                              477,171
   6,100                 Bowater, Inc.                                               231,800
   19,600                Ciba Specialty Chemical AG, ADR                             708,736
   26,950                Du Pont (E.I.) de Nemours & Co.                             1,281,742
   17,400                Hanson PLC, ADR                                             813,276
   57                    Kronos Worldwide, Inc.                                      2,679
   11,300                NL Industries, Inc.                                         240,125
   20,300                Southern Peru Copper Corp.                                  955,927
   43,500                UPM - Kymmene OY, ADR                                       918,720
                         Total                                                       5,630,176
                         Telecommunication Services--3.0%
   41,500                AT&T Corp.                                                  796,385
   20,600                BCE, Inc.                                                   491,104
   34,400                BellSouth Corp.                                             902,656
   21,100                Matav RT, ADR                                               499,437
   73,800                SBC Communications, Inc.                                    1,753,488
   46,800                TDC A/S, ADR                                                975,780
   6,300                 Telefonos de Mexico, Class L, ADR                           234,675
   88,100                Telstra Corp. Ltd., ADR                                     1,695,925
   11,000                Verizon Communications                                      391,490
                         Total                                                       7,740,940
                         Utilities--3.6%
   31,000                DPL, Inc.                                                   805,690
   37,600                Duke Energy Corp.                                           1,007,304
   52,800                Edison International                                        1,714,416
   7,800                 Energias de Portugal SA, ADR                                231,426
   12,100                Equitable Resources, Inc.                                   690,184
   43,700                Exelon Corp.                                                1,933,725
   25,600                ONEOK, Inc.                                                 709,120
   16,100                Progress Energy, Inc.                                       712,425
   57,800                Scottish & Southern Energy PLC, ADR                         969,711
   20,200                United Utilities PLC, ADR                                   494,092
                         Total                                                       9,268,093
                         Total Common Stocks (identified cost
                         $86,338,931)                                                93,574,465
                         Municipal bonds--58.1%
                         Alabama--1.4%
   1,000,000             Alabama State Board of Education,
                         (John C. Calhoun Community College),
                         Revenue Bonds (Series 2002A), (FGIC
                         INS) 5.250%, 05/01/23                     AAA / Aaa         1,105,010
   1,000,000             Mobile, AL Water & Sewer
                         Commissioners, Water & Sewer Revenue
                         Bonds, (FGIC INS) 5.250%, 01/01/20        AAA / Aaa         1,104,070
   1,370,000             Montgomery, AL BMC Special Care
                         Facilities Finance Authority, (Baptist
                         Health), Revenue Refunding Bonds
                         (Series 2004-C), 5.125%, 11/15/24         BBB / Baa1        1,397,482
                         Total                                                       3,606,562
                         Alaska--0.8%
   1,000,000             Alaska Municipal Bond Bank, Revenue
                         Bonds (Series 2003E), (MBIA Insurance
                         Corp. INS) 5.250%, 12/01/22               AAA / Aaa         1,108,440
   1,000,000             Alaska Municipal Bond Bank, Revenue
                         Bonds, (MBIA Insurance Corp. INS)
                         5.250%, 12/01/22                          AAA / Aaa         1,097,260
                         Total                                                       2,205,700
                         Arizona--1.2%
   2,000,000             Maricopa County, AZ Unified School
                         District No. 210, UT GO School
                         Improvement Bonds (Series A), (FSA,
                         Inc. INS) 5.000%, 07/01/20                AAA / Aaa         2,182,640
   850,000               Tempe, AZ IDA, (Friendship Village of
                         Tempe), Senior Living Refunding
                         Revenue Bonds (Series 2004A), 5.375%,
                         12/01/13                                  NR                874,191
                         Total                                                       3,056,831
                         Arkansas--0.4%
   1,000,000             University of Arkansas, Revenue Bonds
                         (Series 2004B), (MBIA Insurance Corp.
                         INS) 5.000%, 11/01/26                     NR / Aaa          1,064,640
                         California--4.8%
   570,000               California Health Facilities Financing
                         Authority, (Catholic Healthcare West),
                         Health Facility Revenue Bonds (Series
                         2004I), 4.95% Mandatory Tender 7/1/2014   BBB+ / Baa1       599,549
   315,000               California State, UT GO Bonds, 5.250%,
                         02/01/19                                  A / A3            345,004
   150,000               California State, UT GO Bonds, 5.250%,
                         02/01/20                                  A / A3            164,701
   1,500,000             California State, Various Purpose UT
                         GO Bonds, 5.125%, 11/01/24                A / A3            1,602,330
   250,000               California State, Various Purpose UT
                         GO Bonds, 5.250%, 11/01/18                A / A3            276,460
   1,500,000             California State, Various Purpose UT
                         GO Bonds, 5.500%, 04/01/30                A / A3            1,633,545
   800,000               California State, Various Purpose UT
                         GO Bonds, 5.500%, 11/01/33                A / A3            867,208
   900,000               California State, Various Purpose UT
                         GO Bonds, 5.000%, 11/01/21                A / A3            963,441
   300,000               California State, Various Purpose UT
                         GO Bonds, 5.250%, 11/01/19                A / A3            330,813
   695,000               Central Unified School District, CA,
                         UT GO Bonds (Series 2004A), (FGIC INS)
                         5.500%, 07/01/23                          AAA / Aaa         786,302
   860,000               Glendale, CA Unified School District,
                         UT GO Bonds (Series 2003F), (MBIA
                         Insurance Corp. INS) 5.000%, 09/01/23     AAA / Aaa         922,900
   1,000,000             Golden State Tobacco Securitization
                         Corp., CA, (California State), Tobacco
                         Settlement Enhanced Asset Backed
                         Revenue Bonds (Series 2003B), 5.375%,
                         06/01/28                                  A- / Baa1         1,049,470
   1,000,000             Trustees of the California State
                         University, Revenue Bonds (Series A),
                         (AMBAC INS) 5.125%, 11/01/26              AAA / Aaa         1,060,930
   1,545,000             Yucaipa Valley Water District, CA,
                         Water System Revenue Certificates of
                         Participation (Series 2004A), (MBIA
                         Insurance Corp. INS) 5.250%, 09/01/23     NR / Aaa          1,698,079
                         Total                                                       12,300,732
                         Colorado--3.0%
   1,250,000             Colorado Educational & Cultural
                         Facilities Authority, (Colorado
                         University Lab), Revenue Bonds, (XL
                         Capital Assurance, Inc. INS) 5.250%,
                         06/01/24                                  AAA / Aaa         1,366,062
   1,500,000             Colorado Educational & Cultural
                         Facilities Authority, (Peak to Peak
                         Charter School Project), Refunding
                         Revenue Bonds, (XL Capital Assurance
                         Inc. INS) 5.250%, 08/15/19                AAA / Aaa         1,659,360
   760,000               Colorado Health Facilities Authority,
                         (Evangelical Lutheran Good Samaritan
                         Society), Health Facilities Revenue
                         Bonds (Series 2004A), 5.250%, 06/01/34    A- / A3           785,027
   900,000               Denver, CO Convention Center Hotel
                         Authority, Revenue Bonds (Series A),
                         (XL Capital Assurance Inc. INS)
                         5.000%, 12/01/21                          AAA / Aaa         963,261
   1,000,000             Denver, CO Health & Hospital
                         Authority, Revenue Bonds, 6.250%,
                         12/01/33                                  BBB / Baa3        1,087,580
   1,750,000             Eagle Bend, CO Metropolitan District
                         No. 2, Refunding & Improvement LT GO
                         Bonds, (Radian Asset Assurance INS)
                         5.250%, 12/01/23                          AA / NR           1,880,322
                         Total                                                       7,741,612
                         Delaware--0.1%
   200,000               Delaware Health Facilities Authority,
                         (Beebe Medical Center), Refunding
                         Revenue Bonds (Series 2004A), 5.500%,
                         06/01/24                                  BBB / Baa1        210,896
                         Florida--2.8%
   900,000               Broward County, FL Educational
                         Facilities Authority, (Nova
                         Southeastern University), Educational
                         Facilities Revenue Bonds (Series
                         2004B), 5.600%, 04/01/29                  BBB / Baa2        942,894
   100,000               Concorde Estates, FL Community
                         Development District, Revenue Bonds
                         (Series 2004B), 5.000%, 05/01/11          NR                100,499
   500,000               Highlands County, FL Health Facilities
                         Authority, (Adventist Health System),
                         Hospital Revenue Bonds (Series 2002B),
                         5.250%, 11/15/23                          A / A2            519,580
   1,220,000             Live Oak, FL Community Development
                         District No. 002, Special Assessment
                         Revenue Bonds (Series 2004B), 5.000%,
                         11/01/09                                  NR                1,228,357
   750,000               Miami Beach, FL Health Facilities
                         Authority, (Mt. Sinai Medical Center,
                         FL), Hospital Revenue Bonds (Series
                         2001A), 6.700%, 11/15/19                  BB / Ba2          800,347
   500,000               Miami, FL Health Facilities Authority,
                         (Catholic Health East), Health System
                         Revenue Bonds (Series 2003B), 5.125%,
                         11/15/24                                  A / A2            515,340
   600,000               Miami, FL Health Facilities Authority,
                         (Catholic Health East), Health System
                         Revenue Bonds (Series 2003C), 5.250%,
                         11/15/33                                  A / A2            619,782
   400,000               Midtown Miami, FL Community
                         Development District, Special
                         Assessment Bonds (Series 2004A),
                         6.000%, 05/01/24                          NR                415,044
   500,000               Orlando, FL Urban Community
                         Development District, Capital
                         Improvement Revenue Bonds, 6.000%,
                         05/01/20                                  NR                512,445
   300,000               Orlando, FL Utilites Commission,
                         Refunding Revenue Bonds (Series
                         2002C), 5.250%, 10/01/23                  AA / Aa1          332,151
   1,130,000             St. Johns County, FL IDA,
                         (Presbyterian Retirement Communities
                         ), First Mortgage Revenue Bonds
                         (Series 2004A), 5.850%, 08/01/24          NR                1,226,604
                         Total                                                       7,213,043
                         Georgia--0.6%
   500,000               Athens, GA Housing Authority,
                         (University of Georgia-East Campus),
                         Lease Revenue Bonds, (AMBAC INS)
                         5.250%, 12/01/23                          NR / Aaa          551,260
   300,000               Floyd County, GA Development
                         Authority, (Temple-Inland, Inc.),
                         Environmental Revenue Bonds, 5.700%,
                         12/01/15                                  NR / Baa3         320,457
   750,000               Fulton County, GA Residential Care
                         Facilities, (Canterbury Court),
                         Revenue Bonds (Series 2004A), 6.125%,
                         02/15/26                                  NR                759,698
                         Total                                                       1,631,415
                         Illinois--3.3%
   3,000,000             Chicago, IL O'Hare International
                         Airport, 3rd Lien Refunding Revenue
                         Bonds (Series 2004A), (MBIA Insurance
                         Corp. INS) 5.000%, 01/01/26               AAA / Aaa         3,156,840
   2,185,000             Chicago, IL O'Hare International
                         Airport, 3rd Lien Refunding Revenue
                         Bonds (Series 2004A), (MBIA Insurance
                         Corp. INS) 5.000%, 01/01/27               AAA / Aaa         2,290,251
   1,500,000             Chicago, IL Park District, LT GO Bonds
                         (Series 2004A), (AMBAC INS) 5.000%,
                         01/01/25                                  AAA / Aaa         1,595,490
   1,000,000             Chicago, IL Park District, LT GO Bonds
                         (Series 2004A), (AMBAC INS) 5.000%,
                         01/01/26                                  AAA / Aaa         1,058,070
   500,000               Illinois Educational Facilities
                         Authority, (Educational Advancement
                         Fund-University Center ), Student
                         Housing Revenue Bonds, 6.250%, 05/01/34   NR / Baa2         517,435
                         Total                                                       8,618,086
                         Indiana--0.3%
   700,000               Indiana Health Facility Financing
                         Authority, (Community Foundation of
                         Northwest Indiana), Hospital Revenue
                         Bonds (Series 2004A), 6.250%, 03/01/25    BBB- / NR         741,993
                         Iowa--0.2%
   500,000               Scott County, IA, (Ridgecrest
                         Village), Revenue Refunding Bonds
                         (Series 2004), 5.625%, 11/15/18           NR                521,005
                         Kentucky--0.2%
   500,000               Kentucky Economic Development Finance
                         Authority, (Norton Healthcare, Inc.),
                         Revenue Bonds (Series 2000A), 6.625%,
                         10/01/28                                  NR                542,115
                         Louisiana--0.8%
   1,000,000             Opelousas, LA General Hospital
                         Authority, (Opelousas General Health
                         System), Revenue Bonds, 5.300%,
                         10/01/18                                  BBB+ / NR         1,033,470
   1,000,000             Saint John the Baptist Parish, LA,
                         (Marathon Oil Corp.), Environmental
                         Improvement Refunding Revenue Bonds
                         (Series 1998), 5.350%, 12/01/13           BBB+ / Baa1       1,057,720
                         Total                                                       2,091,190
                         Maryland--0.1%
   355,000               Maryland State Health & Higher
                         Educational Facilities Authority,
                         (MedStar Health, Inc.), Refunding
                         Revenue Bonds (Series 2004), 5.750%,
                         08/15/16                                  BBB / Baa1        394,014
                         Massachusetts--1.7%
   355,000               Commonwealth of Massachusetts, General
                         Obligation Ltd, (United States
                         Treasury PRF) 5.125%, 12/01/20            AA- / Aa2         394,146
   145,000               Commonwealth of Massachusetts, General
                         Obligation Ltd, 5.125%, 12/01/20          AA- / Aa2         160,989
   235,000               Massachusetts HEFA,
                         (Milford-Whitinsville Hospital),
                         Revenue Bonds (Series 1998C), 5.750%,
                         07/15/13                                  BBB- / Baa2       247,431
   2,000,000             Massachusetts HEFA,
                         (Milford-Whitinsville Hospital),
                         Revenue Bonds (Series 2002D), 6.350%,
                         07/15/32                                  BBB- / Baa2       2,131,460
   1,000,000             Massachusetts HEFA, (Northern
                         Berkshire Health System ), Revenue
                         Bonds  (Series 2004A), 6.375%, 07/01/34   BB / NR           1,011,210
   475,000         1     Monson, MA, UT GO Bonds, (AMBAC INS)
                         5.250%, 11/01/21                          NR / Aaa          525,588
                         Total                                                       4,470,824
                         Michigan--2.3%
   1,100,000             Cornell Township MI, Economic
                         Development Corp., (MeadWestvaco
                         Corp.), Refunding Revenue Bonds,
                         5.875%, 05/01/18                          BBB / Baa2        1,217,678
   1,905,000             Delta County, MI Economic Development
                         Corp., (MeadWestvaco Corp.),
                         Environmental Improvement Revenue
                         Refunding Bonds (Series A), 6.250%,
                         04/15/27                                  BBB / Baa2        2,177,815
   120,000               Dickinson County, MI Economic
                         Development Corp., (International
                         Paper Co.), Refunding Environmental
                         Improvement Revenue Bonds (Series
                         2002A), 5.750%, 06/01/16                  BBB / Baa2        130,326
   300,000               Gaylord, MI Hospital Finance
                         Authority, (Otsego Memorial Hospital
                         Obligated Group), Hospital Revenue
                         Refunding Bonds (Series 2004), 6.500%,
                         01/01/37                                  NR                296,910
   1,000,000             Michigan State Hospital Finance
                         Authority, (Oakwood Obligated Group),
                         Revenue Bonds, 5.500%, 11/01/13           A / A2            1,118,530
   1,000,000             Riverview, MI Community School
                         District, Refunding UT GO Bonds,
                         (Q-SBLF GTD) 5.000%, 05/01/21             AA+ / Aa2         1,079,430
                         Total                                                       6,020,689
                         Minnesota--0.2%
   500,000               Minneapolis/St. Paul, MN Housing &
                         Redevelopment Authority,
                         (HealthPartners Obligated Group),
                         Health Care Facility Revenue Bonds
                         (Series 2003), 6.000%, 12/01/19           BBB+ / Baa1       542,560
                         Mississippi--0.9%
   560,000               Lowndes County, MS Solid Waste
                         Disposal, (Weyerhaeuser Co.), PCR
                         Refunding Bonds (Project A), 6.800%,
                         04/01/22                                  BBB / Baa2        679,930
   750,000               Mississippi Business Finance Corp.,
                         (System Energy Resources, Inc.), PCR
                         Bonds, 5.875%, 04/01/22                   BBB / Ba1         752,333
   900,000               Mississippi Hospital Equipment &
                         Facilities Authority, (Southwest
                         Mississippi Regional Medical Center),
                         Refunding & Improvement Revenue Bonds,
                         5.750%, 04/01/23                          BBB+ / NR         947,259
                         Total                                                       2,379,522
                         Missouri--0.6%
   1,500,000             Missouri Development Finance Board,
                         (Branson, MO), Infrastructure
                         Facilities Bonds, Series A, 5.250%,
                         12/01/19                                  BBB+ / Baa1       1,587,225
                         Nevada--1.1%
   250,000               Clark County, NV Improvement District,
                         (Special Improvement District No. 142
                         (Mountain's Edge)), Limited Obligation
                         Improvement Bonds (Series 2003),
                         5.800%, 08/01/15                          NR                258,180
   1,300,000       2     Director of the State of Nevada
                         Department of Business and Industry,
                         (Las Ventanas Retirement Community),
                         Revenue Bonds (Series 2004A), 7.000%,
                         11/15/34                                  NR                1,291,602
   655,000               Las Vegas Valley, NV Water District,
                         Refunding LT GO Bonds (Series 2003B),
                         (MBIA Insurance Corp. INS) 5.000%,
                         06/01/27                                  AAA / Aaa         685,405
   500,000               Las Vegas, NV Special Improvement
                         District No. 607, Local Improvement
                         Special Assessment Bonds (Series
                         2004), 6.250%, 06/01/24                   NR                515,685
                         Total                                                       2,750,872
                         New Jersey--2.6%
   1,000,000             New Jersey EDA, (NJ Dedicated
                         Cigarette Excise Tax), Revenue Bonds,
                         Series 2004, 5.750%, 06/15/29             BBB / Baa2        1,062,820
   1,000,000             New Jersey EDA, (New Jersey State),
                         School Facilities Construction Revenue
                         Bonds (Series 2004I), 5.250%, 09/01/28    A+ / A1           1,071,500
   1,000,000             New Jersey EDA, (Winchester Gardens at
                         Ward Homestead), First Mortgage
                         Refunding Revenue Bonds (Series
                         2004A), 4.800%, 11/01/13                  NR                1,000,070
   300,000               New Jersey EDA, (Winchester Gardens at
                         Ward Homestead), Revenue Refunding
                         Bonds (Series A), 5.750%, 11/01/24        NR                314,973
   3,050,000             Tobacco Settlement Financing Corp.,
                         NJ, Revenue Bonds, 7.000%, 06/01/41       BBB / Baa3        3,155,469
                         Total                                                       6,604,832
                         New Mexico--0.2%
   500,000         2      Jicarilla, NM Apache Nation, Revenue
                         Bonds, 5.500%, 09/01/23                   NR                541,080
                         New York--4.7%
   500,000               Dutchess County, NY IDA, (St. Francis
                         Hospital and Health Centers), Civic
                         Facility Revenue Bonds (Series 2004B),
                         7.500%, 03/01/29                          NR                500,810
   200,000               Long Island Power Authority, NY,
                         Electric System Revenue Bonds (Series
                         C), 5.000%, 09/01/22                      A- / A3           210,908
   1,000,000             New York City, NY Transitional Finance
                         Authority, Future Tax Secured Bonds
                         (Series 2003), (AMBAC INS) 5.250%,
                         08/01/22                                  AAA / Aaa         1,105,670
   500,000               New York City, NY Transitional Finance
                         Authority, Future Tax Secured Revenue
                         Bonds (Series 2003B), 5.250%, 08/01/20    AA+ / Aa2         551,100
   1,565,000             New York City, NY, UT GO Bonds (Fiscal
                         2004 Series A), 5.250%, 08/01/17          A / A2            1,710,091
   1,500,000             New York City, NY, UT GO Bonds (Fiscal
                         2005 Series C), 5.250%, 08/15/24          A / A2            1,617,210
   1,000,000             New York City, NY, UT GO Bonds (Fiscal
                         2005 Series D), 5.000%, 11/01/25          A / A2            1,051,540
   1,000,000             New York City, NY, UT GO Bonds (Fiscal
                         2005 Series H), 5.000%, 08/01/19          A / A2            1,070,640
   50,000                New York City, NY, UT GO Bonds (Series
                         2003C), 5.000%, 09/15/22                  A / A2            52,737
   350,000               New York City, NY, UT GO Bonds (Series
                         2003D), 5.250%, 10/15/20                  A / A2            379,866
   375,000               New York City, NY, UT GO Bonds (Series
                         2003J), 5.500%, 06/01/23                  A / A2            413,250
   800,000               New York City, NY, UT GO Bonds (Series
                         2004I), 5.000%, 08/01/19                  A / A2            856,512
   200,000               New York State Dormitory Authority,
                         (New York City, NY), Court Facilities
                         Revenue Bonds (Series 2003A), 5.375%,
                         05/15/21                                  A / A2            217,242
   300,000               New York State Urban Development
                         Corp., (New York State Personal Income
                         Tax Revenue Bond Fund), Revenue Bonds
                         (Series B), (United States Treasury
                         PRF) 5.000%, 03/15/24                     AA / NR           334,641
   500,000               Tobacco Settlement Financing Corp.,
                         NY, (New York State), Asset-Backed
                         Revenue Bonds (Series 2003A-1),
                         5.500%, 06/01/18                          AA- / A2          556,465
   900,000               Tobacco Settlement Financing Corp.,
                         NY, (New York State), Revenue Bonds
                         (Series 2003C-1), 5.500%, 06/01/18        AA- / A2          999,198
   500,000               Tobacco Settlement Financing Corp.,
                         NY, (New York State), Revenue Bonds
                         (Series 2003C-1), 5.500%, 06/01/22        AA- / A2          549,890
                         Total                                                       12,177,770
                         North Carolina--0.4%
   1,000,000             North Carolina Medical Care
                         Commission, (Arc of North Carolina
                         Projects), Health Care Housing Revenue
                         Bonds (Series 2004A), 5.800%, 10/01/34    NR / Baa1         1,017,260
                         Ohio--3.7%
   1,230,000             Akron, Bath & Copley, OH Joint
                         Township, (Summa Health System),
                         Hospital District Revenue Bonds
                         (Series 2004A), (Radian Asset
                         Assurance INS) 5.125%, 11/15/24           NR / Aa3          1,296,223
   1,000,000             Columbus, OH City School District,
                         School Facilities Construction &
                         Improvement UT GO Bonds, (FSA, Inc.
                         INS) 5.250%, 12/01/22                     AAA / Aaa         1,117,560
   500,000               Franklin County, OH Health Care
                         Facilities, (Ohio Presbyterian
                         Retirement Services), Revenue
                         Refunding Bonds, 5.500%, 07/01/21         BBB / NR          502,180
   500,000               Ohio State Higher Educational
                         Facilities Commission,
                         (Baldwin-Wallace College), Revenue
                         Bonds, 5.500%, 12/01/21                   A- / NR           542,695
   1,010,000             Ohio State Higher Educational
                         Facilities Commission,
                         (Baldwin-Wallace College), Revenue
                         Bonds, 5.500%, 12/01/22                   A- / NR           1,091,416
   540,000               Parma, OH, (Parma Community General
                         Hospital Association), Hospital
                         Improvement and Refunding Revenue
                         Bonds, 5.375%, 11/01/29                   A- / NR           555,617
   100,000               Toledo-Lucas County, OH Port
                         Authority, (CSX Corp.), Revenue Bonds,
                         6.450%, 12/15/21                          NR / Baa2         114,189
   1,025,000             Toledo-Lucas County, OH Port
                         Authority, (Cargill, Inc.), Port
                         Facilities Refunding Revenue Bonds
                         (Series 2004B), 4.500%, 12/01/15          A+ / NR           1,064,801
   375,000               Toledo-Lucas County, OH Port
                         Authority, (Crocker Park Public
                         Improvement Project), Special
                         Assessment Revenue Bonds, 5.250%,
                         12/01/23                                  NR                393,139
   2,705,000             University of Cincinnati, OH, General
                         Receipts Revenue Bonds (Series 2004D),
                         (AMBAC INS) 5.000%, 06/01/25              AAA / Aaa         2,890,996
                         Total                                                       9,568,816
                         Oklahoma--0.2%
   515,000               Oklahoma State Industries Authority,
                         (Oklahoma Med Resh Foundation),
                         Revenue Bonds, (AMBAC INS) 5.250%,
                         02/01/21                                  NR / Aaa          560,516
                         Pennsylvania--5.4%
   450,000               Allegheny County Redevelopment
                         Authority, (Pittsburgh Mills), Revenue
                         Bonds, 5.600%, 07/01/23                   NR                473,049
   500,000               Allegheny County, PA HDA, (Catholic
                         Health East), Revenue Bonds, 5.375%,
                         11/15/22                                  A / A2            521,430
   500,000               Allegheny County, PA HDA, (West Penn
                         Allegheny Health System), Health
                         System Revenue Bonds (Series 2000B),
                         9.250%, 11/15/30                          B / B1            581,500
   300,000               Allegheny County, PA Higher Education
                         Building Authority, (Chatham College),
                         Revenue Bonds (Series 2002B), 5.250%,
                         11/15/16                                  BBB / NR          308,268
   500,000               Allegheny County, PA IDA, (Marathon
                         Oil Corp.), Environmental Improvement
                         Refunding Revenue Bonds (Series 1998),
                         5.500%, 12/01/29                          BBB+ / Baa1       511,550
   600,000               Allegheny County, PA IDA, (Marathon
                         Oil Corp.), Environmental Improvement
                         Refunding Revenue Bonds (Series 1998),
                         5.600%, 09/01/30                          BBB+ / Baa1       615,822
   500,000               Allegheny County, PA IDA, Revenue
                         Bonds (Series 2002B), (MBIA Insurance
                         Corp. INS) 5.000%, 11/01/22               AAA / Aaa         538,635
   433,000               Crawford County, PA Hospital
                         Authority, (Wesbury United Methodist
                         Community Obligated Group), Senior
                         Living Facilities Revenue Bonds,
                         5.900%, 08/15/09                          NR                441,513
   250,000               Delaware County, PA Authority,
                         (Neumann College), College Revenue
                         Refunding Bonds (Series 1998A),
                         5.375%, 10/01/18                          BBB- / NR         257,387
   1,000,000             Lancaster County, PA Hospital
                         Authority, (Lancaster General
                         Hospital), Revenue Bonds, 5.500%,
                         03/15/26                                  A / NR            1,039,090
   1,000,000             Lehigh County, PA General Purpose
                         Authority, (St. Lukes Hospital of
                         Bethlehem), Hospital Revenue Bonds,
                         5.375%, 08/15/33                          BBB / Baa2        1,025,780
   1,000,000             Montgomery County, PA IDA, (Adult
                         Communities Total Services, Inc.),
                         Retirement Community Revenue Refunding
                         Bonds (Series 1996A), 5.875%, 11/15/22    BBB+ / NR         1,042,560
   500,000               Montgomery County, PA IDA, (Whitemarsh
                         Continuing Care Retirement Community),
                         Fixed Rate Mortgage Revenue Bonds
                         (Series 2005), 6.250%, 02/01/35           NR                506,560
   250,000               Pennsylvania State Higher Education
                         Facilities Authority, (Dickinson
                         College), Revenue Bonds (Series
                         2003AA1), (Radian Asset Assurance INS)
                         5.000%, 11/01/26                          AA / NR           260,965
   1,000,000             Pennsylvania State Higher Education
                         Facilities Authority, (LaSalle
                         University), Revenue Bonds, 5.250%,
                         05/01/23                                  BBB / NR          1,043,780
   500,000               Pennsylvania State Higher Education
                         Facilities Authority, (Messiah
                         College), Revenue Bonds (Series AA),
                         (Radian Asset Assurance INS) 5.500%,
                         11/01/22                                  AA / NR           547,535
   500,000               Pennsylvania State Higher Education
                         Facilities Authority, (UPMC Health
                         System), Health System Revenue Bonds
                         (Series A), 6.250%, 01/15/18              A+ / NR           571,170
   1,000,000             Pennsylvania State Higher Education
                         Facilities Authority, (UPMC Health
                         System), Revenue Bonds (Series 2001A),
                         6.000%, 01/15/22                          A+ / NR           1,122,250
   500,000               Pennsylvania State Higher Education
                         Facilities Authority, (UPMC Health
                         System), Revenue Bonds (Series A),
                         6.000%, 01/15/31                          A+ / NR           555,795
   250,000               Pennsylvania State Higher Education
                         Facilities Authority, (Ursinus
                         College), Revenue Bonds, (Radian Asset
                         Assurance INS) 5.250%, 01/01/27           AA / NR           265,888
   1,500,000             St. Mary Hospital Authority, PA,
                         (Catholic Health East), Health System
                         Revenue Bonds (Series 2004B), 5.375%,
                         11/15/34                                  A / A2            1,572,120
                         Total                                                       13,802,647
                         South Carolina--3.0%
   1,445,000             Lexington County, SC Health Services
                         District, Inc., (Lexington Medical
                         Center), Refunding & Improvement
                         Hospital Revenue Bonds, 5.750%,
                         11/01/28                                  A / A2            1,554,531
   1,745,000             Myrtle Beach, SC, Hospitality Fee
                         Revenue Bonds (Series 2004A), (FGIC
                         INS) 5.375%, 06/01/20                     AAA / Aaa         1,962,828
   2,015,000             South Carolina Education Facilities
                         Authority, (Benedict College), Revenue
                         Bonds, (Radian Asset Assurance INS)
                         5.625%, 07/01/31                          AA / Aa3          2,192,159
   275,000               South Carolina Jobs-EDA, (Bon Secours
                         Health System), Economic Development
                         Revenue Bonds, Series 2002A, 5.500%,
                         11/15/23                                  A- / A3           287,474
   1,555,000             South Carolina Jobs-EDA, (Bon Secours
                         Health System), Health System Revenue
                         Bonds (Series A), 5.625%, 11/15/30        A- / A3           1,619,579
                         Total                                                       7,616,571
                         Tennessee--0.4%
   1,000,000             Knox County, TN Health Education &
                         Housing Facilities Board, (Baptist
                         Health System of East Tennessee),
                         Hospital Facilities Revenue Bonds,
                         6.500%, 04/15/31                          NR / Baa3         1,031,260
                         Texas--5.0%
   1,000,000             Canyon, TX Independent School
                         District, Refunding & Improvement UT
                         GO Bonds (Series 2002A), (PSFG INS)
                         5.375%, 02/15/24                          AAA / NR          1,113,920
   2,655,000             Dallas, TX Independent School
                         District, Refunding Building UT GO
                         Bonds (Series 2004A), (PSFG INS)
                         5.000%, 08/15/29                          AAA / Aaa         2,781,112
   1,000,000             Decatur, TX Hospital Authority, (Wise
                         Regional Health System), Hospital
                         Revenue Bonds (Series 2004A), 7.125%,
                         09/01/34                                  NR                1,047,910
   1,835,000             Galveston County, TX, LTD GO Bonds
                         (Series 2003C), (AMBAC INS) 5.250%,
                         02/01/21                                  NR / Aaa          2,019,858
   1,000,000             Harris County, TX, Refunding Sr. Lien
                         Toll Road Revenue Bonds, (FGIC INS)
                         5.000%, 08/15/27                          AAA / Aaa         1,054,680
   500,000               Houston, TX Water & Sewer System, Jr.
                         Lien Refunding Revenue Bonds (Series
                         2002A), (FSA, Inc. INS/United States
                         Treasury PRF) 5.000%, 12/01/20            AAA / Aaa         556,845
   50,000                Houston, TX Water & Sewer System,
                         Revenue Refunding Bonds (Series A),
                         (FSA, Inc. INS/United States Treasury
                         PRF) 5.000%, 12/01/22                     AAA / Aaa         55,684
   1,000,000             Lower Colorado River Authority, TX,
                         Transmission Contract Refunding
                         Revenue Bonds (Series 2003C), (AMBAC
                         INS) 5.250%, 05/15/18                     AAA / Aaa         1,109,720
   200,000               Matagorda County, TX Navigation
                         District Number One, (Centerpoint
                         Energy Houston Electric),
                         Collateralized Refunding Revenue
                         Bonds, 5.600%, 03/01/27                   BBB / Baa2        207,670
   500,000               North Central Texas HFDC, (Children's
                         Medical Center of Dallas), Hospital
                         Revenue Refunding Bonds (Series 2002),
                         (AMBAC INS) 5.250%, 08/15/22              AAA / Aaa         542,335
   750,000               North Central Texas HFDC, (Northwest
                         Senior Housing Corp. Edgemere
                         Project), Retirement Facility Revenue
                         Bonds (Series 1999), 7.500%, 11/15/29     NR                800,385
   750,000               Port of Corpus Christi, TX IDC,
                         (Valero Energy Corp.), Revenue
                         Refunding Bonds (Series C), 5.400%,
                         04/01/18                                  BBB / Baa3        777,090
   250,000               Sabine River Authority, TX, (TXU
                         Energy), PCR Refunding Bonds (Series
                         2003B), 6.150%, 08/01/22                  BBB / Baa2        278,820
   500,000               Sabine River Authority, TX, (TXU
                         Energy), Refunding PCR Bonds (Series
                         2003A), 5.800%, 07/01/22                  BBB / Baa2        538,680
                         Total                                                       12,884,709
                         Utah--1.4%
   1,840,000             Mountain Regional Water Special
                         Service District, UT, Refunding
                         Revenue Bonds, (MBIA Insurance Corp.
                         INS) 5.000%, 12/15/26                     AAA / Aaa         1,945,910
   1,475,000             Utah State Board of Regents, (Utah
                         State University), Revenue Bonds,
                         (MBIA Insurance Corp. INS) 5.250%,
                         04/01/20                                  AAA / NR          1,640,982
                         Total                                                       3,586,892
                         Virginia--0.5%
   1,170,000             Virginia Peninsula Port Authority,
                         (Brinks Co. (The)), Coal Terminal
                         Revenue Refunding Bonds (Series 2003),
                         6.000%, 04/01/33                          BBB / Baa3        1,225,037
                         Washington--2.6%
   1,160,000             Energy Northwest, WA, Wind Project
                         Revenue Bonds, (AMBAC INS) 5.000%,
                         07/01/23                                  AAA / Aaa         1,224,252
   900,000               Pierce County, WA School District No.
                         010, UT GO Bonds, (FGIC INS) 5.000%,
                         12/01/20                                  AAA / Aaa         976,410
   350,000               Seattle, WA Municipal Light & Power,
                         Improvement & Refunding Revenue Bonds,
                         (FSA, Inc. INS) 5.125%, 03/01/21          AAA / Aaa         379,834
   350,000               Seattle, WA Municipal Light & Power,
                         Refunding Revenue Bonds, (FSA, Inc.
                         INS) 5.250%, 11/01/18                     AAA / Aaa         390,159
   500,000               Skagit County, WA Public Hospital
                         District No. 1, (Skagit Valley
                         Hospital), Refunding Revenue Bonds ,
                         6.000%, 12/01/18                          NR / Baa3         526,050
   1,000,000             Skagit County, WA Public Hospital
                         District No. 1, UT GO Bonds, (MBIA
                         Insurance Corp. INS) 5.500%, 12/01/23     NR / Aaa          1,130,020
   500,000               Tacoma, WA Water, Refunding Revenue
                         Bonds, (FSA, Inc. INS) 5.000%, 12/01/22   AAA / Aaa         538,160
   820,000               Tacoma, WA Water, Refunding Revenue
                         Bonds, (FSA, Inc. INS) 5.000%, 12/01/23   AAA / Aaa         879,327
   500,000               Vancouver, WA Downtown Redevelopment
                         Authority, (Conference Center
                         Project), Senior Revenue Bonds (Series
                         2003A), (American Capital Access INS)
                         5.250%, 01/01/28                          A / NR            509,605
                         Total                                                       6,553,817
                         West Virginia--0.6%
   1,000,000             West Virginia State Hospital Finance
                         Authority, (Camden Clark Memorial
                         Hospital ), Hospital Revenue &
                         Improvement Refunding Bonds (Series
                         2004A), (FSA, Inc. INS) 5.250%,
                         02/15/19                                  AAA / Aaa         1,107,210
   290,000               West Virginia Water Development
                         Authority, Revenue Refunding Bonds
                         (Series B), (AMBAC INS) 5.250%,
                         11/01/23                                  AAA / Aaa         320,430
                         Total                                                       1,427,640
                         Wisconsin--0.6%
   160,000               Wisconsin State HEFA, (Beaver Dam
                         Community Hospitals, Inc.), Revenue
                         Bonds (Series 2004A), 6.750%, 08/15/34    NR                162,850
   160,000               Wisconsin State HEFA, (Blood Center of
                         Southeastern Wisconsin, Inc.), Revenue
                         Bonds (Series 2004), 5.750%, 06/01/34     BBB+ / NR         168,765
   1,000,000             Wisconsin State HEFA, (Fort
                         Healthcare, Inc.), Revenue Bonds
                         (Series 2004), 6.100%, 05/01/34           BBB+ / NR         1,062,390
   250,000               Wisconsin State HEFA, (Southwest
                         Health Center), Revenue Bonds (Series
                         2004A), 6.250%, 04/01/34                  NR                247,033
                         Total                                                       1,641,038
                         Total Municipal bonds (identified cost
                         $143,349,516)                                               149,931,411
                         short-term Municipals--4.3%
                         Arkansas--0.4%
   1,100,000             Valdez, AK Marine Terminal, (BP
                         Pipelines (Alaska) Inc.), (Series
                         2003C), (BP PLC GTD) 07/01/37             AA+ / Aa1         1,100,000
                         Illinois--0.8%
   2,100,000             Chicago, IL Board of Education,
                         (Series 2004C-1), (DePfa Bank PLC LIQ/
                         FSA, Inc. INS) 03/01/31                   AAA / Aaa         2,100,000
                         Missouri--0.4%
   1,000,000             University of Missouri, (Series 2000),
                         11/01/30                                  AA / Aa2          1,000,000
                         Texas--1.1%
   2,900,000             Harris County, TX HFDC, (Methodist
                         Hospital, Harris County, TX), (Series
                         2002), 12/01/32                           AA / NR           2,900,000
                         Utah--1.6%
   3,400,000             Emery County, UT, (Pacificorp),
                         (Series 1994), (AMBAC INS/ Bank of
                         Nova Scotia, Toronto LIQ) 11/01/24        AAA / Aaa         3,400,000
   710,000               Murray City, UT, (IHC Health Services,
                         Inc.), (Series 2003C), 05/15/36           AA+ / Aa1         710,000
                         Total                                                       4,110,000
                         Total short- term  Municipals
                         (identified cost $11,210,000)                               11,210,000
                         Total municipal Investments--98.7%
                         (identified cost $240,898,447)3                             254,715,876
                         other assets and liabilities-net-1.3%                       3,342,537
                         total net assets--100%                                   $   258,058,413

     At January 31, 2005, the Fund holds no securities that are subject to federal alternative minimum tax (AMT) (percentage is unaudited).

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts. The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the quarter ended January
     31, 2005, the Fund had realized gains on future contracts of $52,470.

     At January 31, 2005, the Fund had the following open futures contract:

     Expiration Date   Contracts to Receive                     Position    Unrealized Depreciation

     March 2005        50 U.S. Treasury Note 10-Year Futures    Short           $(79,234)


2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $1,832,682 which represents 0.7% of total net assets.

3    The cost of investments for federal tax purposes  amounts to  $240,897,716.
     The net unrealized appreciation of investments for federal tax purposes was $13,818,160. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,091,772 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,273,612.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation

Municipal  bonds are  valued by an  independent  pricing  service,  taking  into consideration yield, liquidity,  risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing  service deems  relevant.
U.S.  government  securities,  listed  corporate bonds,  other  fixed-income and asset-backed  securities,  unlisted securities and private placement  securities are generally  valued at the mean of the latest bid and asked price as furnished by an independent  pricing service.  Listed equity  securities are valued at the last sale price or official  closing  price  reported  on a national  securities exchange.  If unavailable,  the security is generally valued at the mean between the last closing bid and asked prices.  Short-term  securities are valued at the
prices  provided  by  an  independent  pricing  service.   However,   short-term
securities with remaining  maturities of 60 days or less at the time of purchase may  be  valued  at  amortized  cost,  which  approximates  fair  market  value.
Investments in other open-end regulated  investment  companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance  with  procedures  established  by and under general supervision of the Board of Trustees (the "Trustees").

The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
AMBAC       --American Municipal Bond Assurance Corporation
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDC         --Industrial Development Corporation
INS         --Insured
LIQ         --Liquidity Agreement
LT          --Limited Tax
PCR         --Pollution Control Revenue
PRF         --Prerefunded
PSFG        --Permanent School Fund Guarantee
Q-SBLF      --Qualified State Bond Loan Fund
UT          --Unlimited Tax




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 23, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005